Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Restricted Cash	$ 805	$ 830
Mineral property, plant and equipment	138,867	144,835
Total non-current assets	139,672	145,665
Current assets
Amounts receivable and prepaid expenses	914	1,387
Cash and cash equivalents	14,038	14,872
Total current assets	14,952	16,259
Total Assets	154,624	161,924
Capital and reserves
Share capital	587,448	517,327
Reserves	107,163	117,796
Deficit	(556,106)	(486,913)
Total equity	138,505	148,210
Non-current liabilities
Trade and other payables	934	7,194
Total non-current liabilities	934	7,194
Current liabilities
Warrant liabilities	43
Loans payable	1,360
Payables to related parties	1,095	585
Trade and other payables	12,687	5,935
Total current liabilities	15,185	6,520
Total liabilities	16,119	13,714
Total Equity and Liabilities	$ 154,624	$ 161,924